Consolidated statements of income - EUR (€) € in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Revenue:
Healthcare services	€ 3,219,669	€ 3,292,628	€ 9,721,334	€ 9,986,979
Healthcare products	1,097,603	1,037,588	3,277,466	3,058,146
Insurance contracts	567,578	429,946	1,559,217	1,205,997
Revenue	4,884,850	4,760,162	14,558,017	14,251,122
Costs of revenue:
Healthcare services	2,478,060	2,584,886	7,642,514	7,869,631
Healthcare products	601,258	598,337	1,758,380	1,730,099
Insurance contracts	563,314	430,855	1,516,566	1,165,168
Costs of revenue	3,642,632	3,614,078	10,917,460	10,764,898
Operating (income) expenses:
Selling, general and administrative	705,440	756,146	2,248,105	2,303,256
Research and development	37,748	40,047	119,346	133,433
Income from equity method investees	(46,672)	(41,248)	(139,680)	(102,730)
Other operating income	(56,077)	(191,066)	(397,236)	(532,494)
Other operating expense	125,274	119,509	576,844	551,261
Operating income	476,505	462,696	1,233,178	1,133,498
Other (income) expense:
Interest income	(19,159)	(16,934)	(55,989)	(50,342)
Interest expense	93,096	99,104	285,392	306,030
Income before income taxes	402,568	380,526	1,003,775	877,810
Income tax expense	75,225	116,534	214,528	255,058
Net income	327,343	263,992	789,247	622,752
Net income attributable to noncontrolling interests	52,546	50,965	137,958	151,738
Net income attributable to shareholders of FME AG	€ 274,797	€ 213,027	€ 651,289	€ 471,014
Basic earnings per share	€ 0.94	€ 0.73	€ 2.22	€ 1.61
Diluted earnings per share	€ 0.94	€ 0.73	€ 2.22	€ 1.61